SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued warranty at beginning of the year	$ 24,048	$ 7,022
Additions	21,003	21,852	$ 8,492
Utilization	(14,468)	(4,495)	(1,499)
Foreign currency translation adjustment	1,695	(331)	29
Accrued warranty at end of the year	32,278	24,048	7,022
Current portion	3,340	2,735	483
Non-current portion	$ 28,938	$ 21,313	$ 6,539